                            PROVIDIAN SERIES TRUST
                              (UNDERLYING FUNDS)

                        SUPPLEMENT DATED JUNE 13, 1997
                                    TO THE
                         PROSPECTUS DATED MAY 1, 1997



The second paragraph of the description of Providian Investment Advisors, Inc. under the heading "MANAGEMENT" (which description appears on page 7) is hereby deleted and replaced in its entirety as follows:

"The Adviser is wholly owned by Providian Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53% interest in AEGON N.V."

                            PROVIDIAN SERIES TRUST
                              (UNDERLYING FUNDS)

                        SUPPLEMENT DATED JUNE 13, 1997
                                    TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997


The second paragraph under the "MANAGEMENT" section (which section appears on page B-25) is hereby deleted and replaced in its entirety as follows:

"The Adviser is wholly owned by Providian Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53% interest in AEGON N.V."

                            PROVIDIAN SERIES TRUST

                        SUPPLEMENT DATED JUNE 13, 1997
                                    TO THE
                         PROSPECTUS DATED MAY 1, 1997



The second paragraph of the description of Providian Investment Advisors, Inc. under the heading "MANAGEMENT" (which description appears on page 10) is hereby deleted and replaced in its entirety as follows:

"The Adviser is wholly owned by Providian Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53% interest in AEGON N.V."

                            PROVIDIAN SERIES TRUST

                        SUPPLEMENT DATED JUNE 13, 1997
                                    TO THE
             STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1997



The second paragraph under the "MANAGEMENT" section (which section appears on page B-23) is hereby deleted and replaced in its entirety as follows:

"The Adviser is wholly owned by Providian Corporation, a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53% interest in AEGON N.V."